Financial Instruments - Disclosure of Outstanding Interest Rate Swap Agreements (Detail) - Interest rate swap [member] - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 4,089
Fair Value Liability	(35)
2-3 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	3,669	$ 77
Fair Value Liability	(17)	(4)
3-4 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	3,709
Fair Value Liability	(103)
4-5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	875	727
Fair Value Liability	(34)	(87)
5-6 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	13,328	929
Fair Value Liability	(77)	(35)
Fair Value Asset	$ 984
Less than 1 year [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount		1,250
Fair Value Asset		10
6-7 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount		13,261
Fair Value Liability		(73)
Fair Value Asset		$ 1,028